EXIT and DISPOSAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
Assets and liabilities of the discontinued operations

	December 31,
	2017	2018
ASSETS:
Cash and cash equivalents	$6,873,659	$982,019
Restricted cash	2,078,601	109,171
Accounts receivable, net of allowance for doubtful accounts of $7,993 and nil as of December 31, 2017 and 2018	2,271,372	-
Notes receivable	6,506,648	1,524,747
Prepaid expenses and other current assets	1,492,944	23,889
Advances to suppliers	1,080,506	6,132
Inventories	3,919,834	-
Amount due from related parties	8,991,640	2,367,657
Total current assets associated with discontinued operations	$33,215,204	$5,013,615
Property, plant and equipment, net	93,662,275	-
Prepaid land use rights, net	1,812,333	-
Long-lived assets held-for-sale	-	59,523,588
Total non-current assets associated with discontinued operations	$95,474,608	$59,523,588

LIABILITIES:
Short-term bank borrowings, including current portion of long-term bank borrowings	$25,515,860	$10,176,600
Accounts payable	3,092,222	685,569
Notes payable	2,078,601	109,171
Advances from customers	313,371	-
Payables for purchases of property, plant and equipment	3,408,015	1,074,155
Accrued expenses and other current liabilities	5,312,623	1,315,848
Amount due to related parties	4,932,778	5,314,587
Total current liabilities associated with discontinued operations	$44,653,470	$18,675,930
Long-term bank borrowings	2,151,940	-
Deferred government subsidies	846,826	723,035
Total non-current liabilities associated with discontinued operations	$2,998,766	$723,035

Results of the discontinued operations

	Year ended December 31,
	2016	2017	2018

Revenues	$32,882,110	$29,652,458	$7,112,528
Cost of revenues	(30,264,391)	(30,227,536)	(9,782,928)
Gross profit (loss)	2,617,719	(575,078)	(2,670,400)
Operating (expenses) income:
Selling, general and administrative expenses	(1,022,179)	(1,621,977)	(2,723,335)
Research and development expenses	(123,024)	(204,658)	(608)
Long-lived assets impairment	(198,689)	(2,987,668)	(18,769,938)
Other operating income, net	3,040,004	3,019,556	1,928,362
Total operating income (expenses)	1,696,112	(1,794,747)	(19,565,519)
Income (loss) from operations	4,313,831	(2,369,825)	(22,235,919)
Interest expense	(1,848,002)	(1,743,124)	(1,074,251)
Interest income	258,737	22,716	22,794
Exchange (loss) gain	(13,975)	2,308	(17,669)
Income (loss) from discontinued operations, net of tax of nil	$2,710,591	$(4,087,925)	$(23,305,045)

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Condensed cash flow of the discontinued operations

	Year ended December 31,
	2016	2017	2018

Net cash provided by operating activities	$14,122,875	$5,048,042	$17,994,548
Net cash (used in) provided by investing activities	(975,550)	(3,752,066)	616,988
Net cash used in financing activities	(33,711,235)	(8,742,573)	(16,778,925)